Property and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Accelerated depreciation	€ 0	€ 11,000,000
Leasehold improvements not placed into service	€ 113,000,000	€ 10,000,000